UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21309
                                                     ---------

             Advent Claymore Convertible Securities and Income Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    1271 Avenue of the Americas, 45th Floor
                               New York, NY 10020
                               ------------------
              (Address of principal executive offices) (Zip code)

                                Robert Schwartz
                    1271 Avenue of the Americas, 45th Floor
                               New York, NY 10020
                               ------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (212)482-1600
                                                           -------------

                      Date of fiscal year end:  October 31
                                                ----------

             Date of reporting period: July 1, 2010 - June 30, 2011
                                       ----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21309
Reporting Period: 07/01/2010 - 06/30/2011
Advent Claymore Convertible Securities and Income Fund

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============ ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND ============

El Paso Corporation

Ticker:               EP                     Security ID:     CUSIP 28336L109
Meeting Date:          05/17/2011                  Meeting Type:     Annual
Country of Trade:     United States

Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt


1A               Election of Director                  Management  For         For         For
               - Juan Carlos Braniff
1B               Election of Director                  Management  For         For         For
               - David W. Crane
1C               Election of Director                  Management  For         For         For
               - Douglas L. Foshee
1D               Election of Director                  Management  For         For         For
               - Robert W. Goldman
1E               Election of Director                  Management  For         For         For
               - Anthony W. Hall, Jr
1F               Election of Director                  Management  For         For         For
               - Thomas R. Hix
1G               Election of Director                  Management  For         For         For
               - Ferrell P. McClean
1H               Election of Director                  Management  For         For         For
               - Timothy J. Probert
1I               Election of Director                  Management  For         For         For
               - Steven P. Shapiro
1J               Election of Director                  Management  For         For         For
               - J. Michael Talbert
1K               Election of Director                  Management  For         For         For
               - Robert F. Vagt
1L               Election of Director                  Management  For         For         For
               - John L. Whitmire

2                Approval of the Advisory vote on      Management  For         For         For
                  Executive
                  compensation

3                Advisory vote on the frequency of     Management  1 year      1 year      For
                  the advisory vote on executive
                  compensation

4                Ratification of the appointment of    Management  For         For         For
                  Ernst & Young LLP as our
                  Independent Registered Public
                  Accounting
                  Firm.

---------------------------------------------------------------------------------------------------

Healthsouth Corporation

Ticker:               HLS                      Security ID:     CUSIP 421924408
Meeting Date:          05/05/2011                  Meeting Type:     Annual
Country of Trade:     United States

Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1.1             Election of Director                  Management  For         For         For
               - Edward A. Blechschmidt
1.2             Election of Director                  Management  For         For         For
               - John W. Chidsey
1.3             Election of Director                  Management  For         For         For
               - Donald L. Correll
1.4             Election of Director                  Management  For         For         For
               - Yvonne M. Curl
1.5             Election of Director                  Management  For         For         For
               - Charles M. Elson
1.6             Election of Director                  Management  For         For         For
               - Jay Grinney
1.7             Election of Director                  Management  For         For         For
               - Jon F. Hanson
1.8             Election of Director                  Management  For         For         For
               - Leo I. Higdon, Jr.
1.9             Election of Director                  Management  For         For         For
               - John E. Maupin, Jr.
1.10            Election of Director                  Management  For         For         For
               - L. Edward Shaw, Jr.

2               Proposal to ratify the appointment    Management  For         For         For
                  of Pricewaterhousecoopers LLP as
                  the Independent Registered Public
                  Accounting Firm for
                  2011.

3               An advisory vote on Executive         Management  For         For         For
                  Compensation

4               An advisory vote on the frequency of  Management  1 year      1 year      For
                  holding an advisory vote on
                  Executive Compensation


5               To approve the Healthsouth            Management  For         Abstain     N/A
                  Corporation amended and restated
                  2008 Equity Incentive Plan

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JP Morgan Chase & Co.

Ticker:               JPM                     Security ID:CUSIP 46625H100
Meeting Date:          05/17/2011                  Meeting Type:Annual
Country of Trade:     United States

Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1A               Election of Director                  Management  For         For         For
               - Crandall C. Bowles
1B               Election of Director                  Management  For         For         For
               - Stephen D. Burke
1C               Election of Director                  Management  For         For         For
               - David M. Cote
1D               Election of Director                  Management  For         For         For
               - James S. Crown
1E               Election of Director                  Management  For         For         For
               - James Dimon
1F               Election of Director                  Management  For         For         For
               - Ellen V. Futter
1G               Election of Director                  Management  For         For         For
               - William H. Gray, III
1H               Election of Director                  Management  For         For         For
               - Laban P. Jackson, Jr.
1I               Election of Director                  Management  For         For         For
               - David C. Novak
1J               Election of Director                  Management  For         For         For
               - Lee R. Raymond
1K               Election of Director                  Management  For         For         For
               - William C. Weldon

2               Appointment of Independent            Management  For         For         For
                  Registered Public Accounting
                  Firm

3               Advisory vote on Executive            Management  For         For         For
                  Compensation

4               Advisory vote on Frequency of         Management  1 year      1 year      For
                  advisory vote on Executive
                  Compensation.

5               Approval of Amendment to Long-Term    Management  For         For         For
                  Incentive
                  Plan

6               Political Non-partisanship            Shareholder Against     Abstain     N/A
7               Shareholder action by written consent Shareholder Against     Abstain     N/A
8               Mortgage loan servicing               Shareholder Against     Against     For
9               Political Contributions               Shareholder Against     Abstain     N/A
10              Genocide-Free Investing               Shareholder Against     Abstain     N/A
11              Independent Lead Director             Shareholder Against     Abstain     N/A


========== END NPX REPORT

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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent Claymore Convertible Securities and Income Fund
------------------------------------------------------


By:   /s/ Tracy V. Maitland
    --------------------------
Name:     Tracy V. Maitland
Title:    President and Chief Executive Officer
Date:     August 25, 2011